STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income	$ 5,164,523	$ (25,380,878)
Adjustments to reconcile net income to net cash used in operating activities:
General and administrative expenses paid by Sponsor under note payable		4,817
Change in fair value of derivative liabilities		24,193,170
Financing costs - derivative liabilities		970,840
Net gain from investments held in the Trust Account	(96,140)	(78,522)
Change in fair value of derivative warrant liabilities	(8,422,340)
Changes in operating assets and liabilities:
Prepaid expenses	66,473	(405,522)
Accounts payable	43,245	31,490
Accrued expenses	2,943,256	106,922
Income tax payable	12,871	4,749
Franchise tax payable	(11,899)	61,264
Due from related party	(19,148)
Due to related party	69
Net cash used in operating activities	(319,090)	(491,670)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(402,500,000)
Net cash used in investing activities		(402,500,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party		177,840
Repayment of note payable to related party		(182,657)
Proceeds received from initial public offering, gross		402,500,000
Proceeds received from private placement		10,050,000
Offering costs paid		(8,473,880)
Net cash provided by financing activities		404,071,303
Net change in cash	(319,090)	1,079,633
Cash - beginning of the period	1,079,633
Cash - end of the period	760,543	1,079,633
Supplemental disclosure of noncash activities:
Offering costs paid by Sponsor in exchange for issuance of Class B common stock		25,000
Offering costs included in accrued expenses		108,175
Offering costs included in accounts payable		7,425
Deferred underwriting commissions in connection with the initial public offering		14,087,500
Deferred legal fees in connection with the initial public offering		100,000
Initial value of common stock subject to possible redemption		359,258,880
Change in value of common stock subject to possible redemption	$ (5,164,520)	$ (24,376,900)